Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
N/A
Credit Suisse Securities (USA) LLC
Wilshire Credit Corporation, Ocwen Loan
Servicing, LLC, Select Portfolio Servicing, Inc.
July 25, 2006
June 30, 2006
June 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
08/24/2006 6:23 pm
Credit Suisse First Boston Mortgage Securities Corp.,
Contact:
Home Equity Mortgage Pass-Through Certificates,
Kristy Frideres
HEMT Series 2006-3
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Distribution Date:
25-Aug-06
Determination Date 17-Aug-06 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Jul-06 Physical Certificates 7/1/2006 7/31/2006
Record Date - non Physical Certificates 24-Aug-06 Non Physical Certificates 7/25/2006 8/24/2006
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
A-1 5.47200% $233,000,000.00 $226,698,985.81 $7,370,805.88 $1,033,747.38 $8,404,553.26 N/A N/A $219,328,179.93
A-2 5.59400% $38,000,000.00 $38,000,000.00 $0.00 $177,143.33 $177,143.33 N/A N/A $38,000,000.00
A-3 5.61500% $20,000,000.00 $20,000,000.00 $0.00 $96,702.78 $96,702.78 N/A N/A $20,000,000.00
X-S 0.18629% $400,600,200.00 $394,298,984.43 $0.00 $61,211.96 $61,211.96 N/A N/A $388,285,911.81
M-1 5.68500% $17,000,000.00 $17,000,000.00 $0.00 $83,222.08 $83,222.08 $0.00 $0.00 $17,000,000.00
M-2 5.70500% $13,800,000.00 $13,800,000.00 $0.00 $67,794.42 $67,794.42 $0.00 $0.00 $13,800,000.00
M-3 5.72500% $13,800,000.00 $13,800,000.00 $0.00 $68,032.08 $68,032.08 $0.00 $0.00 $13,800,000.00
M-4 5.73500% $8,600,000.00 $8,600,000.00 $0.00 $42,470.86 $42,470.86 $0.00 $0.00 $8,600,000.00
M-5 5.77500% $7,600,000.00 $7,600,000.00 $0.00 $37,794.17 $37,794.17 $0.00 $0.00 $7,600,000.00
M-6 5.84500% $7,800,000.00 $7,800,000.00 $0.00 $39,258.92 $39,258.92 $0.00 $0.00 $7,800,000.00
M-7 6.23500% $7,000,000.00 $7,000,000.00 $0.00 $37,583.19 $37,583.19 $0.00 $0.00 $7,000,000.00
M-8 6.33500% $7,000,000.00 $7,000,000.00 $0.00 $38,185.97 $38,185.97 $0.00 $0.00 $7,000,000.00
M-9 7.23500% $6,600,000.00 $6,600,000.00 $0.00 $41,118.92 $41,118.92 $0.00 $0.00 $6,600,000.00
M-10 7.58500% $5,400,000.00 $5,400,000.00 $0.00 $35,270.25 $35,270.25 $0.00 $0.00 $5,400,000.00
B-1 9.38500% $6,000,000.00 $6,000,000.00 $0.00 $48,489.17 $48,489.17 $0.00 $0.00 $6,000,000.00
B-2 9.38500% $5,000,000.00 $5,000,000.00 $0.00 $40,407.64 $40,407.64 $0.00 $0.00 $5,000,000.00
X-1 0.00000% $4,000,000.00 $3,999,998.62 $0.00 $3.86 $3.86 $0.00 $0.00 $5,357,731.88
X-2 0.00000% $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
P 0.00000% $100.00 $100.00 $0.00 $38,381.50 $38,381.50 N/A N/A $100.00
A-R 0.00000% $100.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Total $400,600,200.00 $394,299,084.43 $7,370,805.88 $1,986,818.48 $9,357,624.36 $0.00 $0.00 $388,286,011.81
(1) Reflects the application of Net Funds Cap
(2) Classes X-S, X-1 and X-2 are IO Certs, and the Balances reflected for these Certs are Notional Amounts
Credit Suisse First Boston Mortgage Securities Corp.,
Contact:
Home Equity Mortgage Pass-Through Certificates,
Kristy Frideres
HEMT Series 2006-3
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Amounts Per $1000
Ending
Beginning
Principal
Interest
Total
Certificate
Class
CUSIP
Balance
Paid
Paid
Paid
Balance
Index
Value
A-1 436944AA0 $972.95702064 $31.63436000 $4.43668403 $36.07104403 $941.32266064 LIBOR 5.38500%
A-2 436944AB8 $1,000.00000000 $0.00000000 $4.66166658 $4.66166658 $1,000.00000000 SWAP LIBOR 5.38500%
A-3 436944AC6 $1,000.00000000 $0.00000000 $4.83513900 $4.83513900 $1,000.00000000
X-S 436994AV4 $984.27056310 $0.00000000 $0.15280062 $0.15280062 $969.26040429
M-1 436944AE2 $1,000.00000000 $0.00000000 $4.89541647 $4.89541647 $1,000.00000000
M-2 436944AF9 $1,000.00000000 $0.00000000 $4.91263913 $4.91263913 $1,000.00000000
M-3 436944AG7 $1,000.00000000 $0.00000000 $4.92986087 $4.92986087 $1,000.00000000
M-4 436944AH5 $1,000.00000000 $0.00000000 $4.93847209 $4.93847209 $1,000.00000000
M-5 436944AJ1 $1,000.00000000 $0.00000000 $4.97291711 $4.97291711 $1,000.00000000
M-6 436944AK8 $1,000.00000000 $0.00000000 $5.03319487 $5.03319487 $1,000.00000000
M-7 436944AL6 $1,000.00000000 $0.00000000 $5.36902714 $5.36902714 $1,000.00000000
M-8 436944AM4 $1,000.00000000 $0.00000000 $5.45513857 $5.45513857 $1,000.00000000
M-9 436944AN2 $1,000.00000000 $0.00000000 $6.23013939 $6.23013939 $1,000.00000000
M-10 436944AP7 $1,000.00000000 $0.00000000 $6.53152778 $6.53152778 $1,000.00000000
B-1 436944AQ5 $1,000.00000000 $0.00000000 $8.08152833 $8.08152833 $1,000.00000000
B-2 436944AR3 $1,000.00000000 $0.00000000 $8.08152800 $8.08152800 $1,000.00000000
X-1 496994AT9 $999.99965500 $0.00000000 $0.00096500 $0.00096500 $1,339.43297000
X-2 436994AU6 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
P 436994AS1 $1,000.00000000 $0.00000000 $383,815.00000000 $383,815.00000000 $1,000.00000000
A-R 436944AD4 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
(1) Classes X-S, X-1 and X-2 are IO Certs, and the Balances reflected for these Certs are Notional Amounts
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
A-1 5.4720% $1,033,747.38 $0.00 $0.00 $0.00 $0.00 NA $1,033,747.38 $0.00
A-2 5.5940% $177,143.33 $0.00 $0.00 $0.00 $0.00 NA $177,143.33 $0.00
A-3 5.6150% $96,702.78 $0.00 $0.00 $0.00 $0.00 NA $96,702.78 $0.00
M-1 5.6850% $83,222.08 $0.00 $0.00 $0.00 $0.00 $0.00 $83,222.08 $0.00
M-2 5.7050% $67,794.42 $0.00 $0.00 $0.00 $0.00 $0.00 $67,794.42 $0.00
M-3 5.7250% $68,032.08 $0.00 $0.00 $0.00 $0.00 $0.00 $68,032.08 $0.00
M-4 5.7350% $42,470.86 $0.00 $0.00 $0.00 $0.00 $0.00 $42,470.86 $0.00
M-5 5.7750% $37,794.17 $0.00 $0.00 $0.00 $0.00 $0.00 $37,794.17 $0.00
M-6 5.8450% $39,258.92 $0.00 $0.00 $0.00 $0.00 $0.00 $39,258.92 $0.00
M-7 6.2350% $37,583.19 $0.00 $0.00 $0.00 $0.00 $0.00 $37,583.19 $0.00
M-8 6.3350% $38,185.97 $0.00 $0.00 $0.00 $0.00 $0.00 $38,185.97 $0.00
M-9 7.2350% $41,118.92 $0.00 $0.00 $0.00 $0.00 $0.00 $41,118.92 $0.00
M-10 7.5850% $35,270.25 $0.00 $0.00 $0.00 $0.00 $0.00 $35,270.25 $0.00
B-1 9.3850% $48,489.17 $0.00 $0.00 $0.00 $0.00 $0.00 $48,489.17 $0.00
B-2 9.3850% $40,407.64 $0.00 $0.00 $0.00 $0.00 $0.00 $40,407.64 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts
Credit Suisse First Boston Mortgage Securities Corp.,
Contact:
Home Equity Mortgage Pass-Through Certificates,
Kristy Frideres
HEMT Series 2006-3
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Prefunding Account:
Total
Basis Risk Account:
Beginning Balance 96,216,911.98 Beginning Balance 1,000.00
Withdrawal: Subsequent Transfer 56,838,448.66 Deposit/ Withdrawal: Income to X 3.86
Withdrawal: certificate principal 0.00 Deposit: Required deposit from waterfall 0.00
Ending Balance 39,378,463.32 Less: Withdrawal for shortfalls 0.00
Less: Withdrawal dist after Libor Certs = 0 0.00
Ending Collateral Balance 388,286,011.81 Ending Balance 1,000.00
Capitalized Interest Account:
Additional Net Rates
Beginning Balance 598,234.40 Net Funds Cap Rate 10.6185%
Withdrawal: Capitalized Interest Requirement 194,479.89 Net Excess Spread 9.4485%
Withdrawal: Overfunded Interest Amount to Depositor 209,274.63
Ending Balance 194,479.88
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Servicer remittance
9,179,788.66
Swap Notional Balance 384,200,000.00 Funds from Capitalized Interest Account 194,479.89
Funds from Prefund Account 0.00
Deposit 0.00 Net Funds from Basis Risk account 3.86
Withdrawal to cover Current/Carryforward Interest 0.00 Net Payments to Trust from Swap Counterparty 0.00
Withdrawal to cover Deferred Amounts 0.00 9,374,272.41
Withdrawal to cover Realized Losses 0.00
Withdrawal to Pay Swap Provider 8,514.45 Distributions (B):
Withdrawal to Basis Risk Shortfall 0.00 Trustee fee 2,957.67
Withdrawal to pay Class X 0.00 Credit Risk Fee 5,175.93
Net Payments to Counterparty from Swap Trust 8,514.45
Swap Payment made by the swap provider to the trust 554,136.16 Total interest distributed 1,986,818.48
Swap Payment made by the trust to the swap provider 562,650.61 Total principal distributed 7,370,805.88
Net Deposits to Basis Risk account 0.00
Miscellaneous: 9,374,272.41
Cumulative Recoveries 0.00
Current Advances 0.00 (A) - (B): (0.00)
Outstanding Advances 0.00
Insurance Proceeds 0.00
Other Amounts allocable to principal 0.00
Recovery of reimbursements previously deemed nonrecoverable 0.00
Reimbursements of Nonrecoverable Advances Previously Made 0.00
ACCOUNT ACTIVITY
Credit Suisse First Boston Mortgage Securities Corp.,
Contact:
Home Equity Mortgage Pass-Through Certificates,
Kristy Frideres
HEMT Series 2006-3
Account Administrator
651-495-2124
STATEMENT TO CERTIFICATEHOLDERS
kristy.frideres@usbank.com
Trigger Event: Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 1,763,711.99 Senior Enhancement Percentage 26.78170%
B) Ending Collateral Balance 388,286,011.81 Senior Enhancement Percentage for purposes of Stepdown 27.19645%
C) Current Delinquency Rate (A/B) 0.4542%
D) Rolling Three Month Delinquency Rate 0.2943% The later of:
E) Senior Enhancement Percentage Rate 26.78170% (x) July 2009
F) Senior Enhancement Percentage Rate multiplied by limit (12.58%) 3.3691% (y) Date when Snr Enhance % >= 63.62% NO
G) Cumulative Realized Losses 0.00
H) Original Collateral Balance 400,600,200.00
I) Cumulative Loss % ( G / H) 0.000%
J) Applicable Cumulative Loss Limit % 100.00% Overcollateralization:
A Trigger Event will occur if either (1) or (2) is True: Ending Overcollateralization Amount 5,357,731.88
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Target Overcollateralization Amount 21,832,710.90
2) Cumulative Loss % exceeds applicable limit (I > J). NO Ending Overcollateralization deficiency amount 16,474,979.02
NO Overcollateralization release amount 0.00
Excess interest distributions:
Excess available interest (A):
1,366,248.22
Ocwen Termination Test: 1) as additional principal to certificates 1,357,733.77
Relevant information: 2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A) Cumulative Realized Ocwen Losses 0.00 3) Required Basis Risk Reserve Deposit to BRRF 0.00
B) Cut-Off Balance of Ocwen Loans 307,159,853.59 4) to Supp Interest Trust - Swap Term Payments 8,514.45
C) Ocwen Realized Loss Percentage 0.00000% 5) Remaining Amounts to X 0.00
D) Applicable loss limit 5.35% (B): 1,366,248.22
The Ocwen Termination Test will be failed if: (A)-(B): 0.00
1) Ocwen Realized Loss % exceeds applicable limit (C > D), and NO
2) Certificateholders voted to remove Ocwen? NO
FAIL?: NO
CREDIT ENHANCEMENT AND TRIGGERS
Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
354,920,621.11
6,013,072.11
0.00
348,907,548.49
160,238.07
5,562,171.99
273,701.99
0.00
16,960.06
6,013,072.11
3,215,232.09
86,575.74
0.00
321.30
0.00
0.00
0.00
3,128,335.05
38,381.50
0.00
9,179,788.66
61,211.96
86,575.74
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
6,176
6,095
0.9824119094
10.88036%
10.38009%
10.38009%
0.00
0.00
0.00
0.00
894,243.33
15
1
0.00
GROUP:
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
OCWEN
SPS
WILSHIRE
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
152,533,073.44
2,874,425.84
0.00
149,658,647.60
77,612.83
2,757,522.80
39,290.21
0.00
0.00
2,874,425.84
1,329,558.74
38,052.61
0.00
0.00
0.00
0.00
0.00
1,291,506.13
20,212.59
0.00
4,186,144.56
25,409.71
38,052.61
0.00
0.00
0.00
0.00
0.00
42,185,495.60
962,375.97
0.00
41,223,119.63
15,764.68
942,661.33
3,949.96
0.00
0.00
962,375.97
397,107.52
8,472.50
0.00
0.00
0.00
0.00
0.00
388,635.02
8,180.12
0.00
1,359,191.11
9,101.94
8,472.50
0.00
0.00
0.00
0.00
0.00
160,202,052.07
2,176,270.30
0.00
158,025,781.26
66,860.56
1,861,987.86
230,461.82
0.00
16,960.06
2,176,270.30
1,488,565.83
40,050.63
0.00
321.30
0.00
0.00
0.00
1,448,193.90
9,988.79
0.00
3,634,452.99
26,700.31
40,050.63
0.00
0.00
0.00
0.00
0.00
SERVICER:
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
OCWEN
SPS
WILSHIRE
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
2,559
2,523
0.9806910000
10.48204%
9.98177%
9.98177%
0.00
0.00
0.00
0.00
504,429.94
9
0
0.00
815
800
0.9766560000
11.29604%
10.79576%
10.79576%
0.00
0.00
0.00
0.00
170,877.11
3
0
0.00
2,802
2,772
0.9855650000
11.15016%
10.64989%
10.64989%
0.00
0.00
0.00
0.00
218,936.28
3
1
0.00
SERVICER:
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance
%
0K to 99.99K
5,419 263,088,512.09 75.40%
100K to 199.99K
669 84,258,585.16 24.15%
200K to 299.99K
7 1,560,451.24 0.45%
Total
6,095
348,907,548.49
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K
Balance
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
6.00% - 6.49%
1 26,569.29 0.01%
6.50% - 6.99%
5 298,241.75 0.09%
7.00% - 7.49%
19 971,725.61 0.28%
7.50% - 7.99%
52 3,062,398.50 0.88%
8.00% - 8.49%
158 7,635,152.22 2.19%
8.50% - 8.99%
299 17,254,606.17 4.95%
9.00% - 9.49%
452 30,439,145.64 8.72%
9.50% - 9.99%
697 43,586,685.83 12.49%
10.00% - 10.49%
630 35,029,262.27 10.04%
10.50% - 10.99%
825 47,211,508.93 13.53%
11.00% - 11.49%
722 40,328,655.62 11.56%
11.50% - 11.99%
812 44,004,810.12 12.61%
12.00% - 12.49%
451 28,094,457.36 8.05%
12.50% - 12.99%
379 21,802,403.31 6.25%
13.00% - 13.49%
200 10,940,755.98 3.14%
13.50% - 13.99%
390 18,099,535.44 5.19%
14.00% - 14.49%
2 102,571.59 0.03%
14.50% - 14.99%
1 19,062.86 0.01%
Total
6,095
348,907,548.49
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 10.88%
Count
Balance ($)
%
2 Units
2 226,995.61 0.07%
Condominium
711 36,150,375.58 10.36%
Low Rise Condo
5 175,495.20 0.05%
Manufactured Housing
4 57,225.65 0.02%
Other
528 38,060,412.62 10.91%
Planned Unit Development
1,200 70,394,704.58 20.18%
Single Family
3,645 203,842,339.25 58.42%
Total
6,095
348,907,548.49
100.00%
Property Type
Type
Count
Balance ($)
%
2002
5 70,135.06 0.02%
2003
1 16,755.40 0.00%
2004
3 219,553.14 0.06%
2005
613 29,468,044.33 8.45%
2006
5,473 319,133,060.56 91.47%
Total
6,095
348,907,548.49
100.00%
Year of First Payment Date
Year
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
0.00% - 4.99%
6,095 348,907,548.49 100.00%
Total
6,095 348,907,548.49 100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 0
Count
Balance ($)
%
73 - 96
2 100,275.85 0.03%
97 - 120
2 105,636.74 0.03%
121 - 144
4 50,527.45 0.01%
145 - 168
7 282,975.00 0.08%
169 - 192
153 9,139,459.17 2.62%
217 - 240
112 4,804,870.90 1.38%
289 - 312
2 38,445.03 0.01%
313 - 336
3 165,796.84 0.05%
337 - 360
5,810 334,219,561.51 95.79%
Total
6,095
348,907,548.49
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 347
Count
Balance ($)
%
73 - 96
2 100,275.85 0.03%
97 - 120
2 105,636.74 0.03%
121 - 144
5 67,282.85 0.02%
145 - 168
121 5,043,757.55 1.45%
169 - 192
4,168 244,539,596.50 70.09%
217 - 240
354 16,099,009.90 4.61%
289 - 312
2 38,445.03 0.01%
337 - 360
1,441 82,913,544.07 23.76%
Total
6,095
348,907,548.49
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 219
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
73 - 96
2 100,275.85 0.03%
97 - 120
2 105,636.74 0.03%
169 - 192
164 9,472,961.62 2.72%
217 - 240
112 4,804,870.90 1.38%
289 - 312
1 18,837.42 0.01%
337 - 360
5,814 334,404,965.96 95.84%
Total
6,095
348,907,548.49
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 353
Count
Balance ($)
%
73 - 96
2 100,275.85 0.03%
97 - 120
2 105,636.74 0.03%
169 - 192
4,294 249,650,636.90 71.55%
217 - 240
354 16,099,009.90 4.61%
289 - 312
1 18,837.42 0.01%
337 - 360
1,442 82,933,151.68 23.77%
Total
6,095
348,907,548.49
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 226
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Balance ($)
%
ALABAMA
25 821,041.10 0.24%
ALASKA
10 588,655.96 0.17%
ARIZONA
392 18,000,956.97 5.16%
ARKANSAS
5 122,014.75 0.03%
CALIFORNIA
1,169 101,944,012.91 29.22%
COLORADO
154 6,462,993.69 1.85%
CONNECTICUT
64 3,678,659.25 1.05%
DELAWARE
15 739,334.51 0.21%
DISTRICT OF COLUMBIA
14 989,981.31 0.28%
FLORIDA
687 33,738,521.53 9.67%
GEORGIA
200 6,870,486.96 1.97%
HAWAII
21 1,743,062.81 0.50%
IDAHO
28 1,035,551.33 0.30%
ILLINOIS
222 9,585,511.36 2.75%
INDIANA
29 926,267.83 0.27%
IOWA
6 171,505.70 0.05%
KANSAS
18 463,683.94 0.13%
KENTUCKY
29 895,967.25 0.26%
LOUISIANA
22 563,884.45 0.16%
MAINE
6 223,827.22 0.06%
MARYLAND
204 12,201,058.61 3.50%
MASSACHUSETTS
67 4,326,393.51 1.24%
MICHIGAN
125 4,377,431.35 1.25%
MINNESOTA
93 4,114,493.23 1.18%
MISSISSIPPI
4 113,652.46 0.03%
MISSOURI
57 1,768,320.41 0.51%
MONTANA
2 132,380.55 0.04%
NEBRASKA
13 398,588.47 0.11%
NEVADA
453 25,770,856.43 7.39%
NEW HAMPSHIRE
10 570,338.31 0.16%
NEW JERSEY
356 22,352,461.89 6.41%
NEW MEXICO
25 927,775.42 0.27%
NEW YORK
303 26,152,555.72 7.50%
NORTH CAROLINA
60 2,039,430.48 0.58%
NORTH DAKOTA
5 179,084.41 0.05%
OHIO
65 2,123,933.19 0.61%
OKLAHOMA
40 1,121,364.79 0.32%
OREGON
92 4,500,386.96 1.29%
PENNSYLVANIA
98 3,478,132.92 1.00%
RHODE ISLAND
16 819,826.28 0.23%
SOUTH CAROLINA
52 1,567,079.69 0.45%
SOUTH DAKOTA
2 47,719.48 0.01%
TENNESSEE
31 1,113,414.47 0.32%
TEXAS
245 7,999,889.88 2.29%
UTAH
124 4,830,909.43 1.38%
VERMONT
2 68,376.97 0.02%
VIRGINIA
233 16,440,912.03 4.71%
WASHINGTON
135 7,474,554.92 2.14%
WEST VIRGINIA
4 203,698.34 0.06%
WISCONSIN
56 1,825,843.71 0.52%
WYOMING
7 300,763.35 0.09%
Total
6,095
348,907,548.49
100.00%
Geographic Distribution by State
State
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
NEW YORK
NEVADA
NEW JERSEY
ARIZONA
VIRGINIA
MARYLAND
ILLINOIS
TEXAS
WASHINGTON
GEORGIA
COLORADO
UTAH
OREGON
MICHIGAN
MASSACHUSETTS
MINNESOTA
CONNECTICUT
PENNSYLVANIA
OHIO
NORTH CAROLINA
WISCONSIN
MISSOURI
HAWAII
SOUTH CAROLINA
OKLAHOMA
TENNESSEE
IDAHO
DISTRICT OF
COLUMBIA
NEW MEXICO
INDIANA
KENTUCKY
ALABAMA
RHODE ISLAND
DELAWARE
ALASKA
NEW HAMPSHIRE
LOUISIANA
KANSAS
NEBRASKA
WYOMING
MAINE
WEST VIRGINIA
NORTH DAKOTA
IOWA
MONTANA
ARKANSAS
MISSISSIPPI
VERMONT
SOUTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,968
341,622,954.15
97.94%
341,748,003.20
89
5,418,923.75
1.55%
5,425,127.44
26
1,339,781.73
0.38%
1,341,675.10
9
423,930.26
0.12%
424,770.11
0
0.00
0.00%
0.00
6,092
348,805,589.89
348,939,575.85
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
73,724.00
72.31%
73,761.98
1
28,234.60
27.69%
28,274.86
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
101,958.60
102,036.84
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,970
341,696,678.15
97.93%
341,821,765.18
90
5,447,158.35
1.56%
5,453,402.30
26
1,339,781.73
0.38%
1,341,675.10
9
423,930.26
0.12%
424,770.11
0
0.00
0.00%
0.00
6,095
348,907,548.49
100.00%
349,041,612.69
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 97.9%
30 - 59 days 1.6%
60 - 89 days 0.4%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
89 5,418,923.75 75.44% 26 1,339,781.73 18.65% 9 423,930.26 5.90% 0 0.00 0.00%
124
7,182,635.74
Bankruptcy
1 28,234.60 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
1
28,234.60
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
90
5,447,158.35
75.54%
26
1,339,781.73
18.58%
9
423,930.26
5.88%
0
0.00
0.00%
125
7,210,870.34
100.00%
75.54
18.58
5.88
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
80
Group 1
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
99.61
0.39
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
July 2006
August 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
42 2,068,990.99 90 5,447,158.35
60 - 89 days
11 529,945.32 26 1,339,781.73
90 - 120 days
0 0.00 9 423,930.26
Bankruptcy
2 53,102.48 3 101,958.60
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
8/
1/
20
06
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
7/
1/
20
06
8/
1/
20
06
Balance ($)
Bankruptcy
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Current
Percentage
Amount ($)
18.10%
5,852,834.04
18.10%
5,852,834.04
Life CPR
Percentage
Amount ($)
19.95% 19.95%
Voluntary Constant Prepayment Rates (CPR)
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
7/
1/
20
06
8/
1/
20
06
Group 1
Total
Amount ($)
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
3 101,958.60 100.00%
BANKRUPTCY LOAN DETAIL REPORT
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
405910484 28,400.00 27,862.71 10.85% 08/01/2006 240
407052317 28,365.00 28,234.60 10.00% 06/01/2006 180
407053922 46,000.00 45,861.29 9.50% 09/01/2006 180
Total:
3
101,958.60
102,765.00
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
81 5,658,083.00 5,579,132.05 0.00 354,920,621.11
1.57%
98.43%
1
Prepayment 1.57%
Liquidation 0.00%
Beginning Balance 98.43%
Total: 100.00%
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
403604170 36,900.00 35,591.08 35,566.35 0.00 0.00 0.00 N/A 07/31/2006 24.73 11.250% 0.00
405348087 107,200.00 106,634.35 106,584.56 0.00 0.00 0.00 Voluntary PIF 07/21/2006 49.79 10.250% 0.00
405630900 53,000.00 52,755.83 52,730.29 0.00 0.00 0.00 N/A 08/04/2006 25.54 9.990% 0.00
406248311 55,884.00 55,609.42 55,569.16 0.00 0.00 0.00 N/A 07/15/2006 40.26 7.875% 0.00
406558228 166,000.00 164,704.59 164,584.57 0.00 0.00 0.00 N/A 07/31/2006 120.02 8.000% 0.00
406558272 110,350.00 109,894.44 109,833.72 0.00 0.00 0.00 N/A 07/31/2006 60.72 9.250% 0.00
406558296 39,000.00 38,869.78 38,847.50 0.00 0.00 0.00 N/A 07/15/2006 22.28 9.000% 0.00
406558308 79,980.00 79,719.25 79,680.76 0.00 0.00 0.00 N/A 08/10/2006 38.49 9.875% 0.00
406558332 57,000.00 56,719.95 56,678.88 0.00 0.00 0.00 N/A 07/31/2006 41.07 7.875% 0.00
406558484 130,000.00 129,587.74 129,517.17 0.00 0.00 0.00 N/A 08/10/2006 70.57 9.250% 0.00
406558486 26,000.00 25,890.16 25,874.02 0.00 0.00 0.00 N/A 07/15/2006 16.14 8.625% 0.00
406634472 100,000.00 99,728.42 99,681.83 0.00 0.00 0.00 N/A 08/08/2006 46.59 9.990% 3,982.43
406705821 54,000.00 53,913.29 53,900.66 0.00 0.00 0.00 Voluntary PIF 07/21/2006 12.63 13.250% 0.00
406762487 97,000.00 96,689.98 96,656.98 0.00 0.00 0.00 N/A 07/31/2006 33.00 11.650% 0.00
406763251 150,000.00 149,771.32 149,731.79 0.00 0.00 0.00 N/A 07/24/2006 39.53 12.650% 0.00
406763497 59,885.00 59,796.57 59,778.35 0.00 0.00 0.00 N/A 07/15/2006 18.22 11.950% 0.00
406763500 50,000.00 49,910.97 49,895.61 0.00 0.00 0.00 N/A 07/31/2006 15.36 11.950% 0.00
406790381 38,750.00 38,688.89 38,678.33 0.00 0.00 0.00 Voluntary PIF 07/20/2006 10.56 12.500% 0.00
406848550 150,000.00 149,416.14 149,316.48 0.00 0.00 0.00 N/A 07/21/2006 99.66 8.250% 0.00
406848630 147,725.00 147,205.69 147,116.91 0.00 0.00 0.00 N/A 07/19/2006 88.78 8.750% 0.00
406848637 86,000.00 85,697.66 85,645.98 0.00 0.00 0.00 N/A 08/09/2006 51.68 8.750% 0.00
406848686 150,000.00 149,787.02 149,743.12 0.00 0.00 0.00 N/A 07/17/2006 43.90 12.125% 0.00
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
406920363 144,050.00 143,767.05 143,718.30 0.00 0.00 0.00 Voluntary PIF 07/25/2006 48.75 11.500% 0.00
406995480 54,000.00 53,871.99 53,845.76 0.00 0.00 0.00 N/A 08/04/2006 26.23 9.750% 0.00
407000452 68,000.00 67,811.54 67,792.17 0.00 0.00 0.00 Voluntary PIF 07/31/2006 19.37 12.500% 0.00
407039857 32,000.00 31,926.36 31,914.03 0.00 0.00 0.00 N/A 08/10/2006 12.33 10.900% 638.53
407039926 20,500.00 20,457.62 20,451.00 0.00 0.00 0.00 N/A 07/27/2006 6.62 11.750% 0.00
407039989 41,300.00 41,109.97 41,091.20 0.00 0.00 0.00 N/A 07/21/2006 18.77 10.300% 822.57
407040027 115,000.00 114,769.94 114,722.71 0.00 0.00 0.00 N/A 07/19/2006 47.23 10.550% 4,847.23
407051997 43,400.00 43,161.43 43,137.53 0.00 0.00 0.00 N/A 08/11/2006 23.90 9.350% 1,614.22
407052031 28,000.00 27,915.96 27,907.09 0.00 0.00 0.00 N/A 07/25/2006 8.87 11.990% 1,396.24
407052047 53,800.00 53,639.15 53,620.41 0.00 0.00 0.00 N/A 07/18/2006 18.74 11.500% 2,682.89
407052193 53,980.00 53,771.37 53,749.17 0.00 0.00 0.00 N/A 08/02/2006 22.20 10.750% 2,311.11
407052874 23,600.00 23,560.87 23,555.04 0.00 0.00 0.00 N/A 07/31/2006 5.83 12.990% 0.00
407053160 39,000.00 38,407.34 38,381.54 0.00 0.00 0.00 N/A 07/25/2006 25.80 8.990% 1,917.37
407053296 46,598.00 46,516.12 46,504.55 0.00 0.00 0.00 N/A 08/08/2006 11.57 12.990% 0.00
407054109 100,000.00 99,853.99 99,823.91 0.00 0.00 0.00 N/A 08/07/2006 30.08 11.999% 0.00
407093696 64,378.00 64,262.34 64,247.15 0.00 0.00 0.00 Voluntary PIF 07/31/2006 15.19 13.250% 0.00
407093812 71,250.00 71,179.75 71,165.21 0.00 0.00 0.00 Voluntary PIF 07/25/2006 14.54 13.750% 3,914.91
407147124 32,000.00 31,945.64 31,931.76 0.00 0.00 0.00 Voluntary PIF 07/25/2006 13.88 10.250% 0.00
407279215 94,500.00 94,301.76 94,251.24 0.00 0.00 0.00 Voluntary PIF 07/26/2006 50.52 9.250% 0.00
407284079 24,750.00 24,684.73 24,675.07 0.00 0.00 0.00 07/17/2006 9.66 10.875% 0.00
407284101 13,990.00 13,975.06 13,971.23 0.00 0.00 0.00 07/17/2006 3.83 12.375% 0.00
407284112 25,400.00 25,378.78 25,373.36 0.00 0.00 0.00 07/19/2006 5.42 13.500% 1,370.18
407284136 88,000.00 87,924.85 87,905.54 0.00 0.00 0.00 07/28/2006 19.31 13.375% 0.00
407284250 76,000.00 75,874.27 75,842.16 0.00 0.00 0.00 N/A 07/19/2006 32.11 10.375% 0.00
407284261 124,000.00 123,777.82 123,721.11 0.00 0.00 0.00 N/A 07/25/2006 56.71 10.000% 0.00
407284266 150,000.00 149,676.88 149,611.22 0.00 0.00 0.00 N/A 08/04/2006 65.66 10.250% 0.00
407284319 23,250.00 23,206.10 23,194.90 0.00 0.00 0.00 N/A 07/31/2006 11.20 9.750% 0.00
407291622 100,000.00 99,864.52 99,829.85 0.00 0.00 0.00 08/08/2006 34.67 11.300% 0.00
407291661 109,000.00 108,898.33 108,872.24 0.00 0.00 0.00 08/14/2006 26.09 12.990% 5,657.04
407291669 46,000.00 45,932.01 45,914.63 0.00 0.00 0.00 07/18/2006 17.38 10.900% 0.00
407291716 105,000.00 104,839.23 104,801.50 0.00 0.00 0.00 08/01/2006 37.73 11.150% 0.00
407308010 39,800.00 39,634.68 39,614.77 0.00 0.00 0.00 08/14/2006 19.91 9.750% 0.00
407324247 50,400.00 50,341.14 50,328.98 0.00 0.00 0.00 08/10/2006 12.16 13.000% 0.00
407384362 105,600.00 105,463.05 105,427.98 0.00 0.00 0.00 08/09/2006 35.06 11.500% 0.00
407384419 84,750.00 84,648.76 84,622.82 0.00 0.00 0.00 08/01/2006 25.94 11.875% 0.00
407384427 40,000.00 39,911.61 39,889.10 0.00 0.00 0.00 07/31/2006 22.51 9.000% 0.00
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
500612536 69,980.00 69,779.22 69,749.66 0.00 0.00 0.00 Voluntary PIF 07/31/2006 29.56 10.500% 0.00
500667122 34,300.00 34,259.91 34,251.63 0.00 0.00 0.00 Voluntary PIF 07/31/2006 8.28 13.000% 0.00
500674427 63,900.00 63,836.96 63,823.92 0.00 0.00 0.00 Voluntary PIF 07/31/2006 13.04 13.750% 0.00
500682903 16,250.00 16,228.94 16,223.55 0.00 0.00 0.00 Voluntary PIF 07/31/2006 5.39 11.500% 0.00
500687549 102,000.00 101,848.45 101,809.70 0.00 0.00 0.00 Voluntary PIF 07/31/2006 38.75 10.875% 0.00
500695718 90,200.00 90,112.70 90,083.04 0.00 0.00 0.00 Voluntary PIF 07/19/2006 29.66 11.500% 0.00
500699086 23,000.00 22,956.53 22,945.44 0.00 0.00 0.00 Voluntary PIF 07/26/2006 11.09 9.750% 894.88
500703100 40,798.00 40,766.35 40,755.58 0.00 0.00 0.00 Voluntary PIF 07/31/2006 10.77 12.500% 0.00
500706764 44,000.00 43,711.57 43,692.42 0.00 0.00 0.00 Voluntary PIF 07/31/2006 19.15 10.750% 0.00
500706984 44,000.00 43,958.42 43,944.34 0.00 0.00 0.00 Voluntary PIF 07/17/2006 14.08 11.625% 0.00
500712037 75,000.00 74,876.16 74,834.26 0.00 0.00 0.00 08/09/2006 41.90 9.000% 0.00
500712979 128,000.00 127,071.17 127,031.83 0.00 0.00 0.00 Voluntary PIF 07/31/2006 39.34 13.000% 0.00
500714194 28,060.00 28,035.00 28,026.50 0.00 0.00 0.00 Voluntary PIF 07/31/2006 8.50 11.875% 0.00
500714627 124,800.00 124,800.00 124,800.00 0.00 0.00 0.00 Voluntary PIF 07/27/2006 0.00 10.375% 5,179.00
500714650 36,600.00 36,600.00 36,600.00 0.00 0.00 0.00 07/24/2006 0.00 7.875% 1,152.90
700025953 77,000.00 17,532.63 16,960.06 0.00 0.00 0.00 Repurchase 07/31/2006 572.57 11.000% 0.00
700223225 47,700.00 47,574.42 47,548.72 0.00 0.00 0.00 Voluntary PIF 07/31/2006 25.70 9.250% 0.00
700234341 58,000.00 56,904.12 56,875.85 0.00 0.00 0.00 Voluntary PIF 07/31/2006 28.27 11.750% 0.00
700235016 59,000.00 58,948.15 58,934.83 0.00 0.00 0.00 Voluntary PIF 07/27/2006 13.32 13.250% 0.00
700243928 64,622.00 64,533.21 64,503.12 0.00 0.00 0.00 Voluntary PIF 07/31/2006 30.09 9.875% 0.00
700246327 59,800.00 59,733.67 59,711.16 0.00 0.00 0.00 Voluntary PIF 07/24/2006 22.51 10.875% 0.00
700268323 12,075.00 12,067.93 12,065.52 0.00 0.00 0.00 Voluntary PIF 07/18/2006 2.41 13.750% 0.00
700282374 83,028.00 82,963.59 82,941.67 0.00 0.00 0.00 Voluntary PIF 07/31/2006 21.92 12.500% 0.00
Total:
81
5,658,083.00
5,581,943.65
2,811.59
5,579,132.05
0.00
0.00
0.00
38,381.50
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
08/24/2006 6:23 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Mortgage Pass-Through Certificates, HEMT
Series 2006-3
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
08/24/2006 6:23 pm